Accounts Payable and Accrued Liabilities	12 Months Ended
Mar. 31, 2019
Accounts Payable And Accrued Liabilities
Accounts Payable and Accrued Liabilities
7.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	March 31, 2019	March 31, 2018
Accounts payable	$35,965	$364,099
Total	$35,965	$364,099